Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE
Pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
the Pay Versus Performance Table (set forth below) is required to include “Compensation Actually Paid,” as calculated per SEC disclosure rules, to the Company’s principal executive officer (“PEO”) and the Company’s non-PEO
NEOs, as noted below. “Compensation Actually Paid” represents a new required calculation of compensation that differs significantly from the Summary Compensation Table calculation of compensation, the NEO’s realized or earned compensation, as well as from the way in which the Compensation Committee views annual compensation decisions, as discussed in the CD&A. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to RSUs and PSUs which remain subject to forfeiture if the vesting conditions are not satisfied.

Year (1)	Summary Compensation Table Total for PEO ($) (2)	Compensation Actually Paid to PEO ($) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (2)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3)	Value of Initial Fixed $100 Investment Based On: (4)		Net Income (Loss) (in millions) ($)	Adjusted EBITDA (in millions) (6)
					Total Shareholder Return ($) (4)	Peer Group Total Shareholder Return ($) (5)

2025	19,172,839	13,047,095	4,256,383	3,206,460	118.66	105.05	383.0	1,205.3

2024	15,103,663	20,419,147	4,147,757	5,452,616	138.75	108.90	426.8	1,159.2

2023	12,211,634	27,983,078	3,920,919	6,776,749	139.80	96.34	417.3	1,023.9

2022	12,093,113	7,804,678	3,849,991	2,945,887	109.18	69.64	439.4	763.6

2021	13,755,283	43,164,399	4,490,694	10,733,870	124.01	97.17	249.1	627.0

(1)	Mr. Carstanjen served as the Company’s PEO for the entirety of 2021, 2022, 2023, 2024, and 2025 and the Company’s other NEOs for the applicable years were as follows:

–	2025: William E. Mudd; Marcia A. Dall; Bradley K. Blackwell; and Maureen Adams
–	2024: William E. Mudd; Marcia A. Dall; Bradley K. Blackwell; and Maureen Adams
–	2023: William E. Mudd; Marcia A. Dall; Bradley K. Blackwell; and Maureen Adams
–	2022: William E. Mudd; Marcia A. Dall; Bradley K. Blackwell; and Maureen Adams
–	2021: William E. Mudd; Marcia A. Dall; and Austin Miller

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Carstanjen and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs other than Mr. Carstanjen.

(3)
To calculate “Compensation Actually Paid” under SEC disclosure rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. Reconciliations of the adjustments for Mr. Carstanjen and for the average of the other NEOs are set forth in the tables below. Based on the required methodology for calculating “Compensation Actually Paid” under SEC disclosure rules, “Compensation Actually Paid” fluctuates most significantly based on changes in the Company’s stock price during the vesting period of the award. Accordingly, the values shown as “Compensation Actually Paid” reflect the increase or decrease in the value of such equity awards based on our stock price performance and, for the years prior to vesting, do not reflect compensation actually realized or earned by the NEO. Accordingly, the “Compensation Actually Paid” reflected below includes values for equity awards that may not be earned due to failure to satisfy the vesting conditions or may be earned at levels that differ from the amounts reported below based on the stock price as of the vesting date. The assumptions used to calculate the fair value for purposes of determining the “Compensation Actually Paid” are consistent with the methodology used for calculating the grant date fair value for financial reporting purposes and, in the case of PSUs, are valued based on the probable achievement of the performance condition as of the applicable measurement date or, upon vesting, based on actual achievement.

	PEO ($)					Other NEOs Average ($)
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021

Summary Compensation Table - Total Compensation	19,172,839	15,103,663	12,211,634	12,093,113	13,755,283	4,256,383	4,147,757	3,920,919	3,849,991	4,490,694

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(11,443,380)	(6,585,361)	(7,051,043)	(6,538,424)	(6,986,731)	(1,907,400)	(1,791,837)	(1,918,494)	(1,808,263)	(1,976,295)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	9,248,599	6,280,355	6,494,124	5,487,230	6,418,135	1,541,557	1,708,820	1,766,952	1,352,052	1,598,600

+/- Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(995,971)	(457,671)	9,671,750	(5,857,318)	20,661,694	(264,766)	(108,023)	1,711,587	(925,963)	4,333,577

+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	1,853,187	1,234,340	1,227,821	1,039,698	1,257,372	308,903	335,877	334,085	204,821	355,672

+/- Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(4,788,179)	4,843,821	5,428,792	1,580,379	8,058,646	(728,217)	1,160,023	961,700	273,249	1,931,623

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—	—	—	—	—	—

= Compensation Actually Paid	13,047,095	20,419,147	27,983,078	7,804,678	43,164,399	3,206,460	5,452,616	6,776,749	2,945,887	10,733,870

(4)	Pursuant to SEC rules, the comparison assumes $100 was invested on December 31, 2020. Historic stock price performance is not necessarily indicative of future stock price performance.

(5)
The TSR Peer Group consists of the following peer group, which represents the same peer group used for our competitive compensation analysis, as described in “Factors Used to Evaluate Pay Decisions” in the CD&A.

–
For 2024 and 2025, the peer group included Aristocrat Leisure Limited (ALL); Boyd Gaming Corporation (BYD); Caesars Entertainment, Inc. (CZR); DraftKings Inc. (DKNG); Flutter Entertainment PLC (FLTR); Gaming and Leisure Properties Inc. (GLPI); MGM Resorts International (MGM); PENN Entertainment, Inc. (PENN); Red Rock Resorts Inc. (RRR); Light & Wonder, Inc. (LNW); and Wynn Resorts, Limited (WYNN).

–
For 2021, 2022, and 2023, the peer group included Aristocrat Leisure Limited (ALL); Boyd Gaming Corporation (BYD); Caesars Entertainment, Inc. (CZR); DraftKings Inc. (DKNG); Flutter Entertainment PLC (FLTR); Gaming and Leisure Properties Inc. (GLPI); Madison Square Garden Entertainment Corp (MSGE) (for 2023, subsequent to its selection as part of the peer group, this entity spun-off
Sphere Entertainment Co (SPHR) into a stand-alone public company, with Sphere becoming the relevant peer company); MGM Resorts International (MGM); PENN Entertainment, Inc. (PENN); Red Rock Resorts Inc. (RRR); Light & Wonder, Inc. (LNW); and Wynn Resorts, Limited (WYNN).

(6)
As noted in the CD&A, Adjusted EBITDA is viewed as a core driver of the Company’s performance and shareholder value creation and, accordingly, the Compensation Committee utilized Adjusted EBITDA as elements in both the Company’s Executive Annual Incentive Plan and Executive Long-Term Incentive Plan. Adjusted EBITDA represents earnings before interest, taxes, depreciation and amortization, as further adjusted as described in Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations in the Form
10-K
for the year ended December 31, 2025.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Mr. Carstanjen served as the Company’s PEO for the entirety of 2021, 2022, 2023, 2024, and 2025 and the Company’s other NEOs for the applicable years were as follows:

–	2025: William E. Mudd; Marcia A. Dall; Bradley K. Blackwell; and Maureen Adams
–	2024: William E. Mudd; Marcia A. Dall; Bradley K. Blackwell; and Maureen Adams
–	2023: William E. Mudd; Marcia A. Dall; Bradley K. Blackwell; and Maureen Adams
–	2022: William E. Mudd; Marcia A. Dall; Bradley K. Blackwell; and Maureen Adams
–	2021: William E. Mudd; Marcia A. Dall; and Austin Miller

Peer Group Issuers, Footnote
(5)
The TSR Peer Group consists of the following peer group, which represents the same peer group used for our competitive compensation analysis, as described in “Factors Used to Evaluate Pay Decisions” in the CD&A.

–
For 2024 and 2025, the peer group included Aristocrat Leisure Limited (ALL); Boyd Gaming Corporation (BYD); Caesars Entertainment, Inc. (CZR); DraftKings Inc. (DKNG); Flutter Entertainment PLC (FLTR); Gaming and Leisure Properties Inc. (GLPI); MGM Resorts International (MGM); PENN Entertainment, Inc. (PENN); Red Rock Resorts Inc. (RRR); Light & Wonder, Inc. (LNW); and Wynn Resorts, Limited (WYNN).

–
For 2021, 2022, and 2023, the peer group included Aristocrat Leisure Limited (ALL); Boyd Gaming Corporation (BYD); Caesars Entertainment, Inc. (CZR); DraftKings Inc. (DKNG); Flutter Entertainment PLC (FLTR); Gaming and Leisure Properties Inc. (GLPI); Madison Square Garden Entertainment Corp (MSGE) (for 2023, subsequent to its selection as part of the peer group, this entity spun-off
Sphere Entertainment Co (SPHR) into a stand-alone public company, with Sphere becoming the relevant peer company); MGM Resorts International (MGM); PENN Entertainment, Inc. (PENN); Red Rock Resorts Inc. (RRR); Light & Wonder, Inc. (LNW); and Wynn Resorts, Limited (WYNN).

PEO Total Compensation Amount	$ 19,172,839	$ 15,103,663	$ 12,211,634	$ 12,093,113	$ 13,755,283
PEO Actually Paid Compensation Amount	$ 13,047,095	20,419,147	27,983,078	7,804,678	43,164,399
Adjustment To PEO Compensation, Footnote
(3)
To calculate “Compensation Actually Paid” under SEC disclosure rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. Reconciliations of the adjustments for Mr. Carstanjen and for the average of the other NEOs are set forth in the tables below. Based on the required methodology for calculating “Compensation Actually Paid” under SEC disclosure rules, “Compensation Actually Paid” fluctuates most significantly based on changes in the Company’s stock price during the vesting period of the award. Accordingly, the values shown as “Compensation Actually Paid” reflect the increase or decrease in the value of such equity awards based on our stock price performance and, for the years prior to vesting, do not reflect compensation actually realized or earned by the NEO. Accordingly, the “Compensation Actually Paid” reflected below includes values for equity awards that may not be earned due to failure to satisfy the vesting conditions or may be earned at levels that differ from the amounts reported below based on the stock price as of the vesting date. The assumptions used to calculate the fair value for purposes of determining the “Compensation Actually Paid” are consistent with the methodology used for calculating the grant date fair value for financial reporting purposes and, in the case of PSUs, are valued based on the probable achievement of the performance condition as of the applicable measurement date or, upon vesting, based on actual achievement.

	PEO ($)					Other NEOs Average ($)
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021

Summary Compensation Table - Total Compensation	19,172,839	15,103,663	12,211,634	12,093,113	13,755,283	4,256,383	4,147,757	3,920,919	3,849,991	4,490,694

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(11,443,380)	(6,585,361)	(7,051,043)	(6,538,424)	(6,986,731)	(1,907,400)	(1,791,837)	(1,918,494)	(1,808,263)	(1,976,295)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	9,248,599	6,280,355	6,494,124	5,487,230	6,418,135	1,541,557	1,708,820	1,766,952	1,352,052	1,598,600

+/- Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(995,971)	(457,671)	9,671,750	(5,857,318)	20,661,694	(264,766)	(108,023)	1,711,587	(925,963)	4,333,577

+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	1,853,187	1,234,340	1,227,821	1,039,698	1,257,372	308,903	335,877	334,085	204,821	355,672

+/- Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(4,788,179)	4,843,821	5,428,792	1,580,379	8,058,646	(728,217)	1,160,023	961,700	273,249	1,931,623

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—	—	—	—	—	—

= Compensation Actually Paid	13,047,095	20,419,147	27,983,078	7,804,678	43,164,399	3,206,460	5,452,616	6,776,749	2,945,887	10,733,870

Non-PEO NEO Average Total Compensation Amount	$ 4,256,383	4,147,757	3,920,919	3,849,991	4,490,694
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,206,460	5,452,616	6,776,749	2,945,887	10,733,870
Adjustment to Non-PEO NEO Compensation Footnote
(3)
To calculate “Compensation Actually Paid” under SEC disclosure rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. Reconciliations of the adjustments for Mr. Carstanjen and for the average of the other NEOs are set forth in the tables below. Based on the required methodology for calculating “Compensation Actually Paid” under SEC disclosure rules, “Compensation Actually Paid” fluctuates most significantly based on changes in the Company’s stock price during the vesting period of the award. Accordingly, the values shown as “Compensation Actually Paid” reflect the increase or decrease in the value of such equity awards based on our stock price performance and, for the years prior to vesting, do not reflect compensation actually realized or earned by the NEO. Accordingly, the “Compensation Actually Paid” reflected below includes values for equity awards that may not be earned due to failure to satisfy the vesting conditions or may be earned at levels that differ from the amounts reported below based on the stock price as of the vesting date. The assumptions used to calculate the fair value for purposes of determining the “Compensation Actually Paid” are consistent with the methodology used for calculating the grant date fair value for financial reporting purposes and, in the case of PSUs, are valued based on the probable achievement of the performance condition as of the applicable measurement date or, upon vesting, based on actual achievement.

	PEO ($)					Other NEOs Average ($)
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021

Summary Compensation Table - Total Compensation	19,172,839	15,103,663	12,211,634	12,093,113	13,755,283	4,256,383	4,147,757	3,920,919	3,849,991	4,490,694

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(11,443,380)	(6,585,361)	(7,051,043)	(6,538,424)	(6,986,731)	(1,907,400)	(1,791,837)	(1,918,494)	(1,808,263)	(1,976,295)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	9,248,599	6,280,355	6,494,124	5,487,230	6,418,135	1,541,557	1,708,820	1,766,952	1,352,052	1,598,600

+/- Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(995,971)	(457,671)	9,671,750	(5,857,318)	20,661,694	(264,766)	(108,023)	1,711,587	(925,963)	4,333,577

+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	1,853,187	1,234,340	1,227,821	1,039,698	1,257,372	308,903	335,877	334,085	204,821	355,672

+/- Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(4,788,179)	4,843,821	5,428,792	1,580,379	8,058,646	(728,217)	1,160,023	961,700	273,249	1,931,623

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—	—	—	—	—	—

= Compensation Actually Paid	13,047,095	20,419,147	27,983,078	7,804,678	43,164,399	3,206,460	5,452,616	6,776,749	2,945,887	10,733,870

Compensation Actually Paid vs. Total Shareholder Return
The relationship between compensation paid and the pay of our NEOs is further explained below:

●
Relationship Between “Compensation Actually Paid” to the PEO and Average Other NEOs and the Company’s Cumulative TSR—
As calculated in accordance with the SEC disclosure rules, Mr. Carstanjen’s “Compensation Actually Paid” was impacted by the effect of the increase in 2021, and 2023, and the decline in 2022, 2024, and 2025, in the Company’s stock price on Mr. Carstanjen’s
7-Year
Grant. Similarly, the other NEOs’ “Compensation Actually Paid” was impacted primarily by the effect of the change in stock price on Mr. Mudd’s
7-Year
Grant. This relationship is further illustrated in the following chart which shows the alignment between our “Compensation Actually Paid” and TSR performance.

Compensation Actually Paid vs. Net Income
●
Relationship Between “Compensation Actually Paid” to the PEO and Average Other NEOs and the Company’s Net Income and Adjusted EBITDA—
The “Compensation Actually Paid” to our NEOs is impacted by net income through the use of Adjusted EBITDA as a component in both the Company’s Executive Annual Incentive Plan and Executive Long- Term Incentive Plan. The relationship between “Compensation Actually Paid” and the Company’s net income and Adjusted EBITDA performance is further illustrated in the following chart:

Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
●
Relationship Between the Company’s TSR and the Peer Group TSR—
Over the 2021 to 2025 time period, the Company’s TSR has consistently outperformed the Peer Group TSR each year, as illustrated in the following chart:

Tabular List, Table
Financial Performance Measures
As described in greater detail in the CD&A, our approach to executive compensation is designed to (i) attract and retain executives with the skills and experience needed to successfully grow the Company and create value for shareholders; (ii) create an entrepreneurial culture and mindset by de-emphasizing
fixed pay (primarily salary) and focusing a significant percentage of compensation on at-risk
pay elements (annual and long-term incentives); and (iii) motivate and reward executives for achieving exceptional performance supportive of creating value for shareholders over the long-term. Because of the focus of our executive compensation program towards long-term incentives through grants of PSUs and RSUs, our executive compensation program is designed to be strongly aligned with the interests of our shareholders and our executive compensation program is most significantly impacted by changes in our stock price.

Our executive compensation program is also designed so that compensation is tied to our performance against pre-established
financial measures. The most important financial measures used by the Company to link “Compensation Actually Paid” (as defined by SEC rules) to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are:

●	Adjusted EBITDA

●	Multi-Year Cumulative Adjusted EBITDA

●	3-Year Cumulative Cash Flow

●	Multi-Year Relative Total Shareholder Return

Total Shareholder Return Amount	$ 118.66	138.75	139.8	109.18	124.01
Peer Group Total Shareholder Return Amount	105.05	108.9	96.34	69.64	97.17
Net Income (Loss)	$ 383,000,000	$ 426,800,000	$ 417,300,000	$ 439,400,000	$ 249,100,000
Company Selected Measure Amount	1,205,300,000	1,159,200,000	1,023,900,000	763,600,000	627,000,000
PEO Name	Mr. Carstanjen
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Multi-Year Cumulative Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	3-Year Cumulative Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Multi-Year Relative Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,443,380)	$ (6,585,361)	$ (7,051,043)	$ (6,538,424)	$ (6,986,731)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,248,599	6,280,355	6,494,124	5,487,230	6,418,135
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(995,971)	(457,671)	9,671,750	(5,857,318)	20,661,694
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,853,187	1,234,340	1,227,821	1,039,698	1,257,372
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,788,179)	4,843,821	5,428,792	1,580,379	8,058,646
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,907,400)	(1,791,837)	(1,918,494)	(1,808,263)	(1,976,295)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,541,557	1,708,820	1,766,952	1,352,052	1,598,600
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(264,766)	(108,023)	1,711,587	(925,963)	4,333,577
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	308,903	335,877	334,085	204,821	355,672
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(728,217)	1,160,023	961,700	273,249	1,931,623
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0